Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2011
WHG Short Duration High Yield Fund (First Prospectus Summary) | WHG Short Duration High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WHGHX

WHG Short Duration High Yield Fund (First Prospectus Summary) | WHG Short Duration High Yield Fund
WHG SHORT DURATION HIGH YIELD FUND
FUND INVESTMENT OBJECTIVE
The primary investment objective of the WHG Short Duration High Yield Fund (the

"Fund") is to provide a high level of current income.

A secondary objective of

the Fund is to seek capital appreciation to the extent consistent with the

Fund's primary objective of high current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold

Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		WHG Short Duration High Yield Fund Institutional Shares
Management Fees		0.75%
Other Expenses	[1]	1.32%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.08%
Less Fee Reductions and/or Expense Reimbursements		1.17%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	0.91%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's average daily net assets until February 28, 2013. In addition, if at any point Total Annual Fund Operating Expenses are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
WHG Short Duration High Yield Fund Institutional Shares	93	539

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield or non-investment grade bonds, also referred to as

"junk" bonds, are securities rated BB+, Ba1 or below at the time of purchase by independent rating agencies, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser").

In seeking to achieve the Fund's objectives, the Sub-Adviser generally invests in a portfolio of non-investment grade debt of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities,

the average maximum "duration to worst" of the Fund as a whole is three years.

"Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years.  Portfolios with longer durations to worst are generally more sensitive to interest rate changes. As a result, the Sub-Adviser believes maintaining a duration to worst that is significantly shorter than that of traditional high yield portfolios will result in less volatility and better preservation of capital for the Fund. The Fund invests in high yield securities of both U.S.

and non-U.S. issuers, and the Sub-Adviser expects that the Fund's investments in non-U.S. issuers will normally represent less than 25% of the Fund's assets,

and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with predictable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions; generation of cash in excess of corporate and financial obligations; and management intentions favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macro-economic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The

Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security; (ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular,

lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities,

changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.

For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities,

known as callable bonds, may repay the principal earlier than the stated

maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the

United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts.

A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. However, the

Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities.

The Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union

("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by

European issuers and therefore may adversely affect the Fund and its investments in such securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity;

significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,

foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,

expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the

Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 28, 2011
WHG Short Duration High Yield Fund (First Prospectus Summary) | WHG Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WHG SHORT DURATION HIGH YIELD FUND
Investment Objective, Heading	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The primary investment objective of the WHG Short Duration High Yield Fund (the
"Fund") is to provide a high level of current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
A secondary objective of
the Fund is to seek capital appreciation to the extent consistent with the
Fund's primary objective of high current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield or non-investment grade bonds, also referred to as
"junk" bonds, are securities rated BB+, Ba1 or below at the time of purchase by independent rating agencies, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser").

In seeking to achieve the Fund's objectives, the Sub-Adviser generally invests in a portfolio of non-investment grade debt of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities, the average maximum "duration to worst" of the Fund as a whole is three years.
"Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years.  Portfolios with longer durations to worst are generally more sensitive to interest rate changes. As a result, the Sub-Adviser believes maintaining a duration to worst that is significantly shorter than that of traditional high yield portfolios will result in less volatility and better preservation of capital for the Fund. The Fund invests in high yield securities of both U.S.
and non-U.S. issuers, and the Sub-Adviser expects that the Fund's investments in non-U.S. issuers will normally represent less than 25% of the Fund's assets, and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with predictable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions; generation of cash in excess of corporate and financial obligations; and management intentions favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macro-economic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The
Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security; (ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts.
A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future. However, the
Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities.

The Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union
("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by
European issuers and therefore may adversely affect the Fund and its investments in such securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.
WHG Short Duration High Yield Fund (First Prospectus Summary) | WHG Short Duration High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
WHG Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption
WHG Short Duration High Yield Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	539

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.90% of the Fund's average daily net assets until February 28, 2013. In addition, if at any point Total Annual Fund Operating Expenses are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.

WHG Short Duration High Yield Fund (Second Prospectus Summary) | WHG Short Duration High Yield Fund
WHG SHORT DURATION HIGH YIELD FUND
FUND INVESTMENT OBJECTIVE
The primary investment objective of the WHG Short Duration High Yield Fund (the

"Fund") is to provide a high level of current income.

A secondary objective of

the Fund is to seek capital appreciation to the extent consistent with the

Fund's primary objective of high current income.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold

A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	WHG Short Duration High Yield Fund	WHG Short Duration High Yield Fund A Class Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)
Redemption Fee (as a percentage of amount redeemed, if applicable)		none

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		WHG Short Duration High Yield Fund A Class Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	1.32%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		2.33%
Less Fee Reductions and/or Expense Reimbursements		1.17%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[3]	1.16%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's average daily net assets until February 28, 2013. In addition, if at any point Total Annual Fund Operating Expenses are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
WHG Short Duration High Yield Fund A Class Shares	612	1,084

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield or non-investment grade bonds, also referred to as

"junk" bonds, are securities rated BB+, Ba1 or below at the time of purchase by independent rating agencies, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser").

In seeking to achieve the Fund's objectives, the Sub-Adviser generally invests in a portfolio of non-investment grade debt of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities,

the average maximum "duration to worst" of the Fund as a whole is three years.

"Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years.  Portfolios with longer durations to worst are generally more sensitive to interest rate changes. As a result, the Sub-Adviser believes maintaining a duration to worst that is significantly shorter than that of traditional high yield portfolios will result in less volatility and better preservation of capital for the Fund. The Fund invests in high yield securities of both U.S.

and non-U.S. issuers, and the Sub-Adviser expects that the Fund's investments in non-U.S. issuers will normally represent less than 25% of the Fund's assets,

and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with predictable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions; generation of cash in excess of corporate and financial obligations; and management intentions favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macro-economic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The

Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security; (ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.  A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular,

lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities,

changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.

For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities,

known as callable bonds, may repay the principal earlier than the stated

maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the

United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

However, the Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities.

The Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union

("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by

European issuers and therefore may adversely affect the Fund and its investments in such securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity;

significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore,

foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers,

expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the

Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 28, 2011
WHG Short Duration High Yield Fund (Second Prospectus Summary) | WHG Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	WHG SHORT DURATION HIGH YIELD FUND
Investment Objective, Heading	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The primary investment objective of the WHG Short Duration High Yield Fund (the
"Fund") is to provide a high level of current income.

Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock
A secondary objective of
the Fund is to seek capital appreciation to the extent consistent with the
Fund's primary objective of high current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
A Class Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" on page xx of the prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in high yield securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield or non-investment grade bonds, also referred to as
"junk" bonds, are securities rated BB+, Ba1 or below at the time of purchase by independent rating agencies, or securities that are unrated but judged to be of comparable quality by SKY Harbor Capital Management, LLC (the "Sub-Adviser").

In seeking to achieve the Fund's objectives, the Sub-Adviser generally invests in a portfolio of non-investment grade debt of U.S. companies, as described in further detail below. While the Sub-Adviser may purchase securities of any maturity, under normal market conditions, the Sub-Adviser generally expects to invest in high yield securities that have an expected redemption through maturity, call or other corporate action within three years or less, although this may vary if, in the Sub-Adviser's opinion, it is warranted by current market conditions. While there is no maximum duration on individual securities, the average maximum "duration to worst" of the Fund as a whole is three years.
"Duration to worst" is the duration of a bond computed using the bond's nearest call date or maturity, whichever comes first. The Sub-Adviser believes such a portfolio serves to reduce volatility and preserve capital when compared to traditional high yield portfolios. In the Sub-Adviser's view, traditional high yield portfolios generally possess durations to worst of longer than three years.  Portfolios with longer durations to worst are generally more sensitive to interest rate changes. As a result, the Sub-Adviser believes maintaining a duration to worst that is significantly shorter than that of traditional high yield portfolios will result in less volatility and better preservation of capital for the Fund. The Fund invests in high yield securities of both U.S.
and non-U.S. issuers, and the Sub-Adviser expects that the Fund's investments in non-U.S. issuers will normally represent less than 25% of the Fund's assets, and may include investments in emerging markets.

In selecting securities for the Fund's portfolio, the Sub-Adviser seeks issuers that exhibit attractive characteristics including, but not limited to: stable businesses with predictable cash flows; positive year-over-year cash flow comparisons supported by stable industry conditions; generation of cash in excess of corporate and financial obligations; and management intentions favorable to bond holders. In making investment decisions, the Sub-Adviser utilizes an investment process that is based on fundamental analysis of issuers, markets, and general macro-economic conditions and supported by quantitative valuation and risk monitoring tools. The goal of the investment process is to identify high yield securities with attractively priced income streams and to achieve superior long term returns from investments. The
Sub-Adviser employs an established selling discipline and may generally sell a security for one of three non-exclusive reasons: (i) there is a negative change in the Sub-Adviser's fundamental assessment of a security; (ii) the security becomes overvalued relative to other opportunities; or (iii) the Sub-Adviser is shifting the portfolio from one sector or risk segment to another.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.  A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency or the Sub-Adviser to be more likely to pay interest and repay principal than an issuer of a lower quality bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.
However, the Sub-Adviser has limited ability to direct or control foreign exchange execution rates, and there is no guarantee that such hedging strategies will be successful in reducing the currency risk associated with investing in foreign securities.

The Fund may invest in securities of European issuers. The European financial markets have recently experienced volatility and adverse trends due to concerns about rising government debt levels of certain European countries, each of which may require external assistance to meet its obligations and run the risk of default on its debt, possible bail-out by the rest of the European Union
("EU") or debt restructuring. Assistance given to an EU member state may be dependent on a country's implementation of reforms in order to curb the risk of default on its debt, and a failure to implement these reforms or increase revenues could result in a deep economic downturn. These events may adversely affect the economic and market environment in Europe, which in turn may adversely affect the price or liquidity of high yield securities issued by
European issuers and therefore may adversely affect the Fund and its investments in such securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity;
significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.
WHG Short Duration High Yield Fund (Second Prospectus Summary) | WHG Short Duration High Yield Fund | A Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
WHG Short Duration High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption
WHG Short Duration High Yield Fund | A Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.32%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.17%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	612
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,084

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	Westwood Management Corp. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for A Class Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.15% of the Fund's average daily net assets until February 28, 2013. In addition, if at any point Total Annual Fund Operating Expenses are below the expense cap, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2013.